Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Revenues:
Lease rental income	$ 600,873		$ 619,760		$ 612,704
Trading container margin	3,532		7,398		3,450
Gain on sale of owned fleet containers, net	27,230		21,397		36,071
Operating expenses:
Distribution expense to managed fleet container investors	57,311		93,858		102,992
Depreciation expense	261,665		260,372		249,500
Amortization expense	2,572		2,093		3,721
General and administrative expense	41,880		38,142		44,317
Bad debt (recovery) expense, net	(1,668)		2,002		2,697
Container lessee default (recovery) expense, net	(1,675)		7,867		17,948
Gain on insurance recovery and legal settlement			(14,881)		(8,692)
Gain on settlement of pre-existing management agreement			(1,823)
Total operating expenses	415,307		433,461		466,328
Income from operations	221,599		222,684		194,426
Other (expense) income:
Interest expense	(123,230)		(153,185)		(138,427)
Write-off of unamortized deferred debt issuance costs and bond discounts	(8,750)				(881)
Interest income	531		2,505		1,709
Realized (loss) gain on derivative instruments, net	(12,295)		1,946		5,238
Unrealized loss on derivative instruments, net	(6,044)		(15,442)		(5,790)
Other, net	1,488		(4)
Net other expense	(148,300)		(164,180)		(138,151)
Income before income tax and noncontrolling interests	73,299	[1]	58,504	[1]	56,275
Income tax benefit (expense)	374		(1,948)		(2,025)
Net income	73,673		56,556		54,250
Less: Net (income) loss attributable to the noncontrolling interests	(851)		168		(3,872)
Net income attributable to Textainer Group Holdings Limited common shareholders	$ 72,822		$ 56,724		$ 50,378
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 1.37		$ 0.99		$ 0.88
Diluted	$ 1.36		$ 0.99		$ 0.88
Weighted average shares outstanding (in thousands):
Basic	53,271		57,349		57,200
Diluted	53,481		57,459		57,487
Owned Fleet
Revenues:
Lease rental income	$ 538,425		$ 517,859		$ 501,362
Operating expenses:
Direct container expense - owned fleet	55,222		45,831		53,845
Managed Fleet
Revenues:
Lease rental income	62,448		101,901		111,342
Operating expenses:
Distribution expense to managed fleet container investors	57,311		93,858		102,992
Management Fees - Non-Leasing
Revenues:
Revenue	5,271		7,590		8,529
Trading Containers
Revenues:
Revenue	31,941		58,734		19,568
Cost of trading containers sold	$ (28,409)		$ (51,336)		$ (16,118)

[1]	(1) Container Ownership segment income (loss) before income tax and noncontrolling interests includes unrealized loss on derivative instruments, net of $6,044, $15,442 and $5,790 for the years ended December 31, 2020, 2019 and 2018, respectively, and write-off of unamortized deferred debt issuance costs and bond discounts of $8,750, $0 and $881 for the years ended December 31, 2020, 2019 and 2018, respectively.